Document and Entity Information	Sep. 06, 2019
Cover [Abstract]
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001507615
Document Type	8-K
Document Period End Date	Sep. 06, 2019
Entity Registrant Name	ANDEAVOR LOGISTICS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35143
Entity Tax Identification Number	27-4151603
Entity Address, Address Line One	200 E. Hardin Street
Entity Address, City or Town	Findlay
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45840
City Area Code	419
Local Phone Number	421-2414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partnership Interests
Trading Symbol	—
Entity Emerging Growth Company	false